REVENUES	3 Months Ended
Mar. 31, 2015
Revenue Recognition Disclosure [Abstract]
Revenue Recognition Disclosure [Text Block]
2. REVENUES

2.1 Product sales and services

The Company recognized net product sales of $32.7 million for the first three months of 2015 compared to $3.96 million for the three month period ended March 31, 2014. Branded product sales are generated on sales from wholesalers to hospitals of Bloxiverz® and Vazculep™. Net product sales of wholesalers to their customers (hospitals) are determined using sales data from an independent, recognised wholesaler inventory tracking service and are calculated by deducting estimates for returns for wholesalers’ customers, chargebacks, payment discounts and other sales or discounts offered from the applicable gross sales value. A total of $32.1 million of net revenues on shipments to wholesalers has been deferred as of March 31, 2015, of which $30.7 million relate to Bloxiverz® and $1.4 million for Vazculep™ compared to, $7.0 million and $2.7 million respectively, as of December 31, 2014. Gross product sales to hospitals amounted to $74.5 million in the three month period ended March 31, 2015 compared to $4.7 million as of March 31, 2014.

A summary of recognized net sales for the three months ended March 31, 2015 and ending net deferred sales as of March 31, 2015 for the company’s two FDA-approved products as of March 31, 2015 is presented below:

			Deferred Sales
			reclassed against	Ending Deferred
	Sales Recognized in		outstanding	Sales for which
Quarter ended March 31, 2015	the Current Period	Deferred	Accounts	Payment has been
($ in thousands)	(Branded Only)	Sales	Receivable	Collected
Gross Sales	$74,480	$35,797	$(31,954)	$3,843
Less:
Chargebacks	31,944	-	-	-
Wholesaler distribution fees	6,779	2,946	(2,659)	287
Cash discounts and other	1,491	716	(639)	77
GPO fees and returns	2,098	-	-	-
Net Sales	$32,168	$32,135	$(28,656)	$3,479

The sales deductions discussed above are presented in the consolidated financial statements as reduction to gross revenues or deferred revenue, as presented above, and a decrease to accounts receivable or an increase to accrued liabilities.

A summary of changes for each reserve or liability for Bloxiverz®, Vazculep™ and the company’s generic pharmaceutical product for the three month period ended March 31, 2015 is as follows:

Quarter ended March 31, 2015				Ending
($ in thousands)	Beginning Balance	Additions	Reductions	Balance
Accounts Receivable Reserves:
Chargebacks	$1,008	$37,290	$(35,116)	$3,182
Wholesaler distribution fees	1,079	4,185	(3,311)	1,953
Cash Discounts and other	252	2,265	(1,915)	602

Liabilities:
GPO fees	112	1,083	(112)	1,083
Sales returns	234	2,812	(1,801)	1,245

Total	$2,686	$47,635	$(42,256)	$8,065